Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Millions	Total	Common shares	Common shares held in treasury, at cost	Additional paid-in capital	Accumulated other comprehensive income, net of tax	Retained earnings
Balance - beginning of period at Dec. 31, 2024		$ 1.2	$ (105.5)	$ 2,044.6	$ 4.5	$ 503.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.2)		(216.1)
Repurchase of common shares			0.0
Retirement of treasury shares			105.5
Share compensation expense				2.9
Shares withheld for employee taxes on restricted share unit vesting				(0.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	$ 28.2				28.2
Net income/(loss)	(22.8)					(22.8)
Dividends on common shares						(22.3)
Balance - end of period at Jun. 30, 2025	2,323.4	1.0	0.0	1,831.2	32.7	458.5
Balance - beginning of period at Mar. 31, 2025		1.1	(22.1)	1,940.5	22.0	449.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.1)		(110.7)
Repurchase of common shares			0.0
Retirement of treasury shares			22.1
Share compensation expense				1.6
Shares withheld for employee taxes on restricted share unit vesting				(0.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	10.7				10.7
Net income/(loss)						19.7
Dividends on common shares						(11.1)
Balance - end of period at Jun. 30, 2025	2,323.4	1.0	0.0	1,831.2	32.7	458.5
Balance - beginning of period at Dec. 31, 2025		1.0	0.0	1,685.6	37.1	675.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.2)		(279.3)
Repurchase of common shares			0.0
Retirement of treasury shares			0.0
Share compensation expense				5.2
Shares withheld for employee taxes on restricted share unit vesting				(1.6)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	(29.8)				(29.8)
Net income/(loss)	152.4					152.4
Dividends on common shares						(25.8)
Balance - end of period at Jun. 30, 2026	2,220.5	0.8	0.0	1,409.9	7.3	802.5
Balance - beginning of period at Mar. 31, 2026		0.9	0.0	1,466.6	15.6	770.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.1)		(60.0)
Repurchase of common shares			0.0
Retirement of treasury shares			0.0
Share compensation expense				3.5
Shares withheld for employee taxes on restricted share unit vesting				(0.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	(8.3)				(8.3)
Net income/(loss)						44.4
Dividends on common shares						(12.7)
Balance - end of period at Jun. 30, 2026	$ 2,220.5	$ 0.8	$ 0.0	$ 1,409.9	$ 7.3	$ 802.5